ACQUISITIONS - DG Portfolio (Details) - 2019 TERP DG Portfolio $ in Millions		12 Months Ended
	Sep. 26, 2019 USD ($) MW	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Renewable energy power capacity | MW	320
Consideration transferred, acquisition-date fair value	$ 735
Acquisition costs (less than)	$ 5
Revenue of combined entity as if combination occurred at beginning of period		$ 67